Quarterly Report
February 28, 2025
MFS®  International Large Cap Value Fund
MKV-Q3

Portfolio of Investments
2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.0%
Aerospace & Defense – 1.6%
BAE Systems PLC	2,607,245	$46,992,909
Dassault Aviation S.A.	217,246	55,528,738
		$102,521,647
Airlines – 1.2%
Ryanair Holdings PLC, ADR	1,549,030	$75,174,426
Alcoholic Beverages – 2.8%
China Resources Beer Holdings Co. Ltd.	7,068,000	$22,629,815
Diageo PLC	2,786,702	75,726,330
Heineken N.V.	550,726	46,673,106
Kirin Holdings Co. Ltd.	1,629,500	21,936,306
Pernod Ricard S.A.	152,286	16,370,990
		$183,336,547
Apparel Manufacturers – 1.1%
Burberry Group PLC	1,582,810	$21,935,579
Compagnie Financiere Richemont S.A.	229,936	47,130,888
		$69,066,467
Automotive – 2.5%
Aptiv PLC (a)	682,504	$44,444,661
Compagnie Generale des Etablissements Michelin	1,385,410	49,428,081
DENSO Corp.	3,246,500	42,121,486
USS Co. Ltd.	3,084,800	28,185,782
		$164,180,010
Broadcasting – 0.9%
Publicis Groupe	309,357	$30,879,995
WPP Group PLC	3,774,732	30,613,740
		$61,493,735
Brokerage & Asset Managers – 4.1%
Barclays PLC	30,145,642	$119,548,180
Deutsche Boerse AG	363,197	94,782,788
IG Group Holdings PLC	4,397,605	52,788,254
		$267,119,222
Business Services – 2.3%
RS Group PLC	3,816,496	$29,454,579
Secom Co. Ltd.	1,736,700	59,847,261
Sodexo	807,916	62,322,956
		$151,624,796
Chemicals – 0.4%
Nutrien Ltd.	551,544	$28,904,832
Computer Software - Systems – 8.2%
Amadeus IT Group S.A.	1,240,738	$94,329,660
Capgemini	676,424	105,516,690
Fujitsu Ltd.	3,882,400	75,198,963
Hitachi Ltd.	3,469,800	87,819,091
NEC Corp.	1,040,200	101,175,384
Samsung Electronics Co. Ltd.	1,851,004	69,153,878
		$533,193,666

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.8%
CRH PLC	417,489	$42,800,972
Techtronic Industries Co. Ltd.	5,146,000	71,914,959
		$114,715,931
Consumer Products – 1.7%
Haleon PLC	8,510,399	$42,681,756
Reckitt Benckiser Group PLC	1,005,423	66,426,752
		$109,108,508
Electrical Equipment – 3.7%
Legrand S.A.	443,065	$48,672,342
Mitsubishi Electric Corp.	4,991,200	77,345,560
Schneider Electric SE	456,702	112,794,030
		$238,811,932
Electronics – 1.6%
Kyocera Corp.	4,370,700	$48,809,212
NXP Semiconductors N.V.	249,702	53,833,254
		$102,642,466
Energy - Independent – 0.8%
Woodside Energy Group Ltd.	3,203,743	$49,127,537
Energy - Integrated – 5.7%
Aker BP ASA	1,414,758	$29,410,716
Eni S.p.A.	7,553,339	109,547,404
Suncor Energy, Inc. (l)	2,375,670	90,905,195
TotalEnergies SE	2,384,733	143,704,465
		$373,567,780
Food & Beverages – 1.0%
Danone S.A.	906,603	$64,863,234
Food & Drug Stores – 1.5%
Tesco PLC	20,409,127	$97,843,594
General Merchandise – 0.4%
B&M European Value Retail S.A.	7,733,744	$27,209,231
Insurance – 4.3%
Manulife Financial Corp. (l)	2,501,734	$77,918,185
St. James's Place PLC	3,224,635	43,307,049
Willis Towers Watson PLC	476,383	161,803,486
		$283,028,720
Machinery & Tools – 3.6%
Aalberts Industries N.V.	661,462	$22,269,643
Daikin Industries Ltd.	341,400	35,725,058
IHI Corp.	341,300	19,971,946
Kubota Corp. (l)	1,777,400	22,008,609
Toyota Industries Corp.	1,133,200	98,492,392
Weir Group PLC	1,141,567	35,191,963
		$233,659,611
Major Banks – 19.4%
ABN AMRO Group N.V., GDR	2,202,849	$41,806,934
Bank of Ireland Group PLC	9,088,923	107,881,111
BNP Paribas S.A.	2,293,803	172,727,197

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
BPER Banca S.p.A.	1,418,248	$10,824,142
DBS Group Holdings Ltd.	1,177,330	40,082,599
Lloyds Banking Group PLC	45,659,898	42,621,512
Mitsubishi UFJ Financial Group, Inc.	19,038,500	242,968,173
National Bank of Greece S.A.	1,854,975	17,172,081
NatWest Group PLC	43,984,008	266,500,095
Resona Holdings, Inc.	7,053,000	55,018,761
Toronto-Dominion Bank	1,319,156	78,998,912
UBS Group AG	5,600,613	192,662,452
		$1,269,263,969
Medical & Health Technology & Services – 0.4%
ICON PLC (a)	126,801	$24,094,726
Medical Equipment – 1.7%
ConvaTec Group PLC	7,053,976	$23,093,399
Smith & Nephew PLC	6,181,921	89,755,311
		$112,848,710
Metals & Mining – 2.5%
Glencore PLC	21,291,577	$84,973,955
Rio Tinto PLC	1,334,076	80,646,211
		$165,620,166
Other Banks & Diversified Financials – 2.8%
AIB Group PLC	12,265,596	$86,337,322
CaixaBank S.A.	1,549,770	10,751,990
Julius Baer Group Ltd.	1,312,015	88,507,551
		$185,596,863
Pharmaceuticals – 5.9%
Bayer AG	606,770	$14,294,420
Novartis AG	297,306	32,394,618
Roche Holding AG	577,774	192,438,300
Sanofi	1,320,239	143,760,348
		$382,887,686
Printing & Publishing – 1.1%
Informa PLC	5,245,063	$57,123,150
Springer Nature AG & Co. KGaA (a)	708,029	17,083,863
		$74,207,013
Specialty Chemicals – 1.3%
Akzo Nobel N.V.	539,527	$33,512,193
Linde PLC	32,688	15,266,930
Nitto Denko Corp.	1,876,100	36,946,148
		$85,725,271
Specialty Stores – 0.7%
Alibaba Group Holding Ltd., ADR (l)	212,004	$28,092,650
Shimamura Co. Ltd.	335,100	19,180,424
		$47,273,074
Telecom Services – 2.0%
Deutsche Telekom AG	1,298,768	$46,901,960
KDDI Corp.	378,800	12,366,337
Koninklijke KPN N.V.	8,626,535	32,931,349
Quebecor, Inc., “B”	1,668,149	38,107,707
		$130,307,353

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 3.1%
British American Tobacco PLC	2,977,165	$115,607,405
Imperial Brands PLC	2,438,729	85,808,027
		$201,415,432
Utilities - Electric Power – 4.9%
E.ON SE	6,965,921	$88,854,003
Iberdrola S.A.	7,578,234	109,664,871
National Grid PLC	9,970,118	122,278,761
		$320,797,635
Total Common Stocks		$6,331,231,790
Preferred Stocks – 1.6%
Consumer Products – 1.6%
Henkel AG & Co. KGaA	1,202,879	$103,957,889
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.38% (v)	71,435,411	$71,442,554
Collateral for Securities Loaned – 1.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.31% (j)	88,436,021	$88,436,021

Other Assets, Less Liabilities – (1.0)%		(68,259,771)
Net Assets – 100.0%		$6,526,808,483
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $71,442,554 and $6,523,625,700, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$237,886,166	$1,420,241,576	$—	$1,658,127,742
Japan	21,936,306	1,063,180,587	—	1,085,116,893
France	55,528,738	951,040,328	—	1,006,569,066
Switzerland	—	553,133,809	—	553,133,809
Germany	31,378,283	334,496,640	—	365,874,923
United States	342,244,029	—	—	342,244,029
Canada	314,834,831	—	—	314,834,831
Ireland	75,174,426	194,218,433	—	269,392,859
Spain	120,416,861	94,329,660	—	214,746,521
Other Countries	100,825,895	524,323,111	—	625,149,006
Investment Companies	159,878,575	—	—	159,878,575
Total	$1,460,104,110	$5,134,964,144	$—	$6,595,068,254
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At February 28, 2025, the value of securities loaned was $84,568,759. These loans were collateralized by cash of $88,436,021 and U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $49,950.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$91,173,194	$613,960,089	$633,684,485	$(922)	$(5,322)	$71,442,554
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,727,896	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2025, are as follows:
United Kingdom	25.4%
Japan	16.6%
France	15.4%
Switzerland	8.5%
United States	6.7%
Germany	5.6%
Canada	4.8%
Ireland	4.1%
Spain	3.3%
Other Countries	9.6%